Supplemental Cash Flow Information - Additional Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations	$ 186,900	$ 156,100	$ 175,700
Income taxes paid	4,700	2,200	$ 6,900
Equity	$ 2,584,868	$ 2,282,229